Securities Act File No. 333-258277

As filed with the Securities and Exchange Commission on October 14, 2021

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

_________________________

FORM N‑14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre‑Effective Amendment No.	☐
Post‑Effective Amendment No. 1	☒

Innovator ETFs Trust

(Exact Name of Registrant as Specified in Charter)

109 North Hale Street
Wheaton, Illinois 60187

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 208-5212

Corporation Service Company

2711 Centerville Road, Suite 400
Wilmington, New Castle County, Delaware 19808

(Name and Address of Agent for Service)

Copy to:

Morrison C. Warren, Esq.
Chapman and Cutler LLP
111 West Monroe Street
Chicago, Illinois 60603

TITLE OF SECURITIES BEING REGISTERED:

Shares of beneficial interest ($0.01 par value per share) of
Innovator Laddered Fund of U.S. Equity Power Buffer ETFs™, a Series of the Registrant and Innovator S&P Investment Grade Preferred ETF, a Series of the Registrant.

No filing fee is required because of reliance on Section 24(f) and an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

Explanatory Note

The purpose of this filing is to file as an exhibit updated opinion and consents of counsel and the opinions of counsel supporting the tax matters and consequences to shareholders in connection with the reorganization Innovator Laddered Fund of U.S. Equity Power Buffer ETFs™, a series of Innovator ETFs Trust II with and into Innovator Laddered Fund of U.S. Equity Power Buffer ETFs™, a series of Innovator ETFs Trust, and the reorganization of Innovator S&P Investment Grade Preferred ETF, a series of Innovator ETFs Trust II with and into Innovator S&P Investment Grade Preferred ETF, a series of Innovator ETFs Trust, as required by Form N-14. Parts A and B Registrant’s Registration Statement on Form N-14 (File No. 333-258277) filed with the Securities and Exchange Commission on September 16, 2021 are incorporated by reference herein.

Innovator ETFs Trust

Part C – Other Information

Item 15.         Indemnification

Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant's Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

Item 16. Exhibits

(1)	(a) Amended and Restated Declaration of Trust and Establishment and Designation of Series Attached Thereto as Schedule A

(b) Certificate of Trust of Registrant, as filed with the State of Delaware on October 17, 2007

(c) Certificate of Amendment to Certificate of Trust of Registrant, as filed with the State Delaware on August 11, 2017

(2)	By-Laws of the Registrant

(3)	Not Applicable

(4)	(a) Agreement and Plan of Reorganization relating to Innovator Laddered Fund of U.S. Equity Power Buffer ETFs™ (filed as Exhibit A-1 to the Combined Information Statement/Prospectus)

(b) Agreement and Plan of Reorganization relating to Innovator S&P Investment Grade Preferred ETF (filed as Exhibit A-2 to the Combined Information Statement/Prospectus)

(5)	Not Applicable.

(6)

(a) Investment Management Agreement by and between the Registrant, on behalf of Innovator Laddered Fund of U.S. Equity Power Buffer ETFs™ and Innovator S&P Investment Grade Preferred ETF, and Innovator Capital Management, LLC

(b) Amended Exhibit A to the Investment Management Agreement

(c) Sub-Advisory Agreement by and between the Registrant, Innovator Capital Management, LLC, on behalf of Innovator Laddered Fund of U.S. Equity Power Buffer ETFs™ and Innovator S&P Investment Grade Preferred ETF, and Penserra Capital Management LLC

(d) Revised Schedule A to the Sub-Advisory Agreement by and between the Registrant, on behalf of Innovator Laddered Fund of U.S. Equity Power Buffer ETFs™ and Innovator S&P Investment Grade Preferred ETF, and Innovator Capital Management LLC and Penserra Capital Management LLC

(7)	(a) Distribution Agreement by and between the Registrant and Foreside Fund Services, LLC

(b) Revised Exhibit A to the Distribution Agreement by and between the Registrant and Foreside Fund Services, LLC

(8)	Not Applicable

(9)	(a) Amended and Restated Custody Agreement by and between the Registrant and U.S. Bank National Association, dated May 13, 2019

(b) Amendment to the Amended and Restated Custody Agreement by and between the Registrant and U.S. Bank National Association, dated September 25, 2020

(c) Revised Exhibit B to the Custody Agreement by and between the Registrant and U.S. Bank National Association

(10)	Not applicable.

(11)	(a) Opinion and Consent of Chapman and Cutler LLP relating to Innovator Laddered Fund of U.S. Equity Power Buffer ETFs™*

(11)	(b) Opinion and Consent of Chapman and Cutler LLP relating to Innovator S&P Investment Grade Preferred ETF*

(12)	(a) Opinion of Chapman and Cutler LLP with respect to tax matters relating to Innovator Laddered Fund of U.S. Equity Power Buffer ETFs™*

(12)	(b) Opinion of Chapman and Cutler LLP with respect to tax matters relating to Innovator S&P Investment Grade Preferred ETF*

(13)	(a) Amended and Restated Fund Accounting Servicing Agreement by and between the Registrant and U.S. Bancorp Fund Services, LLC, dated May 13, 2019

(b) Amendment to the Amended and Restated Fund Accounting Servicing Agreement by and between the Registrant and U.S. Bancorp Fund Services, LLC, dated October 15, 2020

(c) Revised Exhibit A to the Fund Accounting Servicing Agreement by and between the Registrant and U.S. Bancorp Fund Services, LLC

(d) Amended and Restated Fund Administration Servicing Agreement by and between the Registrant and U.S. Bancorp Fund Services, LLC, dated May 13, 2019

(e) Amendment to the Amended and Restated Fund Administration Servicing Agreement by and between the Registrant and U.S. Bancorp Fund Services, LLC, dated October 15, 2020

(f) Revised Exhibit A to the Fund Administration Servicing Agreement by and between the Registrant and U.S. Bancorp Fund Services, LLC

(g) Amended and Restated Transfer Agent Servicing Agreement by and between the Registrant and U.S. Bancorp Fund Services, LLC, dated May 13, 2019

(h) Amendment to the Amended and Restated Transfer Agent Servicing Agreement by and between the Registrant and U.S. Bancorp Fund Services, LLC, dated October 15, 2020

(i) Revised Exhibit A to the Transfer Agent Servicing Agreement by and between the Registrant and U.S. Bancorp Fund Services, LLC

(14)	Consent of Cohen & Company, Ltd. dated September 16, 2021

(15)	Not applicable.

(16)	Not applicable.

(17)	Not applicable.

*         Filed herewith.

Item 17.         Undertakings

(1)

The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)

The undersigned registrant agrees to file, by post-effective amendment, opinions of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinions.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Wheaton, and State of Illinois, on October 14, 2021.

Innovator ETFs Trust

By:	/s/ H. Bruce Bond
H. Bruce Bond
President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/s/ H. Bruce Bond	Chief Executive Officer, President and Trustee	October 14, 2021
H. Bruce Bond

/s/ John Southard	Vice President, Treasurer and Principal Financial Accounting Officer	October 14, 2021
John Southard

/s/ Mark Berg	Trustee	October 14, 2021
Mark Berg

/s/ Joe Stowell	Trustee	October 14, 2021
Joe Stowell

/s/ Brian J. Wildman	Trustee	October 14, 2021
Brian J. Wildman

Index to Exhibits

(11)(a)         Opinion and Consent of Chapman and Cutler LLP relating to Innovator Laddered Fund of U.S. Equity Power Buffer ETFs™

(11)(b)         Opinion and Consent of Chapman and Cutler LLP relating to Innovator S&P Investment Grade Preferred ETF

(12)(a)         Opinion of Chapman and Cutler LLP with respect to tax matters relating to Innovator Laddered Fund of U.S. Equity Power Buffer ETFs™

(12)(b)         Opinion of Chapman and Cutler LLP with respect to tax matters relating to Innovator S&P Investment Grade Preferred ETF